RIGHT-OF-USE-ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use asset and lease liability
	December 31, 2020	December 31, 2019
Balance, beginning of year	$648	$-
Present value of future lease payments	-	648
Depreciation	(119)	-
Balance, end of year	$529	$648

a)	Lease Liability

	December 31, 2020	December 31, 2019
Balance, beginning of year	$648	$-
Present value of future lease payments	-	648
Finance costs	56	-
Repayments of principal	(94)	-
Payments of finance costs	(56)	-
Balance, end of year	$554	$648

Statements of Financial Position Presentation	December 31, 2020	December 31, 2019
Current portion of lease liability	$112	$94
Non-current lease liability	442	554
Total	$554	$648

Maturity analysis
As at	December 31, 2020	December 31, 2019
Less than one year	$163	$149
One to five years	515	678
More than five years	-	-
Total undiscounted lease liability	$678	$827